                          [LOGO]

                          IXIS ADVISOR FUNDS

WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses.....  Page 4

Management Team..........  Page 6

Fund Services............  Page 8

Financial Performance.... Page 20

  IXIS Advisor Money Market Fund
[LOGO] Reich and Tang
IXIS Cash Management Trust -- Money Market Series
  Reich & Tang Asset Management, LLC
                                                                     Prospectus
                                                              September 1, 2005

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call IXIS Advisor Funds.

IXIS Advisor Funds
P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478
www.ixisadvisorfunds.com

Table of Contents

Goals, Strategies & Risks
IXIS Cash Management Trust -- Money Market Series 2
Fund Fees & Expenses
Fund Fees & Expenses............................. 4
More About Risk
More About Risk.................................. 5
Management Team
Meet the Fund's Investment Adviser and Subadviser 6
Fund Services
Investing in the Fund............................ 8
It's Easy to Open an Account..................... 8
Buying Shares................................... 10
Selling Shares.................................. 11
Selling Shares in Writing....................... 13
Exchanging Shares............................... 15
Restrictions on Buying and Selling Shares....... 15
How Fund Shares Are Priced...................... 16
Dividends and Distributions..................... 17
Tax Consequences................................ 17
Additional Investor Services.................... 19
Financial Performance
Financial Performance........................... 20
Glossary of Terms
Glossary of Terms............................... 22

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                Please see the back cover of this Prospectus for
                      important privacy policy information.

                                    [GRAPHIC]



Goals, Strategies & Risks
IXIS Cash Management Trust --
 Money Market Series

Adviser:    IXIS Asset Management Advisors, L.P.
               ("IXIS Advisors")
Subadviser: Reich & Tang Asset Management, LLC
               ("Reich & Tang")

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEMXX   NMBXX   NVCXX

 Investment Goal

The Fund seeks maximum current income consistent with preservation of capital and liquidity.

 Principal Investment Strategies

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:
(check mark) Certificates of deposit
(check mark) Bankers' acceptances or bank notes
(check mark) Securities issued or guaranteed by the U.S. government
(check mark) Commercial paper
(check mark) Repurchase agreements
(check mark) Other corporate debt obligations
(check mark) Cash

Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:
.. Credit quality -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.
.. Maturity -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.
.. Diversification -- The Fund is diversified, which limits its exposure to any given issuer.

Reich & Tang may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and may need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.) In addition, a complete list of the Fund's portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com. Such information will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. Please see the back cover of this prospectus for more information on obtaining a copy of the Fund's annual or semiannual report.

 Principal Investment Risks

Credit and Interest Rate Risk: The Fund is subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.
Foreign Investment Risk: Risks of foreign investments include a lack of issuer information and the risk of political uncertainties, as well as different regulatory requirements than those for U.S. investments.
Not Insured: An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For additional information see the section "More About Risk."

--------------------------------------------------------------------------------
2

 Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods or since inception if shorter. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed its role in June 2001. The performance results shown below, for the periods prior to that date, reflect results achieved by the previous subadviser. The Fund's performance might have been different had the current advisory arrangements been in place for all periods shown.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+

                                    [CHART]
(total return)
                                                                               (up triangle) Highest Quarterly Return: Fourth
 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004                Quarter 2000, up 1.49%
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----  (down triangle) Lowest Quarterly Return: Third
 5.30%   4.77%   4.90%   4.91%   4.51%   5.76%   3.53%   1.06%   0.37%   0.48%                 Quarter 2003, up 0.06%

+ The Fund's total return for Class A shares year-to-date as of June 30, 2005 was 0.90%.

The table below shows the average annual total returns for each class of the Fund for the one-year, five-year and ten-year periods.


Average Annual Total Returns
(for the periods ended December 31, 2004) Past 1 Year Past 5 Years Past 10 Years
       Class A (Inception 7/10/78)           0.48%        2.22%        3.54%
       Class B (Inception 9/13/93)           0.48%        2.22%        3.54%
       Class C (Inception 3/1/98)            0.48%        2.22%        2.88%*

* Since class inception

For more information about the Fund's expenses, see the section "Fund Fees & Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call IXIS Advisor Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.

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                                                                             3

                                    [GRAPHIC]



Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                 IXIS Cash Management Trust --
                                                   Money Market Series
                                                 Class A   Class B   Class C
Maximum sales charge (load) imposed on purchases  None      None      None
Maximum deferred sales charge (load)              None*     None*     None*
Redemption fees                                   None**    None**    None**

* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another IXIS Advisor Fund. See the section "Exchanging Shares."
** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                         IXIS Cash Management Trust --
                                           Money Market Series
                                         Class A   Class B   Class C
Management fees*                          0.34%     0.34%     0.34%
Distribution and/or service (12b-1) fees   None      None      None
Other expenses+                           0.40%     0.40%     0.40%
Total annual fund operating expenses      0.74%     0.74%     0.74%

* Management fee information in the table has been restated to reflect the current management fee for the Fund effective July 1, 2005.
+ Other expenses have been restated to reflect changes to the transfer agency and custodian fees for the Fund effective October 1, 2005 and September 1, 2005, respectively. For the period from September 1 to September 30, 2005, prior to the change in transfer agency arrangements, other expenses will be 0.55% and total annual Fund operating expenses will be 0.89%.

 Example

This example, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;
.. Your investment has a 5% return each year;
.. The Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

          IXIS Cash Management Trust --
              Money Market Series*
         Class A Class B/(1)/ Class C/(1)/
1 year    $ 76      $ 76         $ 76
3 years   $237      $237         $237
5 years   $411      $411         $411
10 years  $918      $918         $918

(1) Assumes CDSC does not apply to the redemption. See the section "Exchanging Shares".
*  Reflects fees and expenses as listed above in "Annual Fund Operating
   Expenses".

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]



More About Risk

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices. Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's subadviser are subject to greater credit risk than funds that do not invest in such securities.

Foreign Risk The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

Information Risk The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Liquidity Risk The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper and Rule 144A Securities.

Management Risk The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk The risk of losses directly attributable to government or political actions.

Valuation Risk The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

--------------------------------------------------------------------------------
                                                                             5

                                    [GRAPHIC]



Management Team
Meet the Fund's Investment Adviser and Subadviser

The IXIS Advisor Funds family (as defined below) currently includes 21 mutual funds. The IXIS Advisor Funds family had combined assets of $5.6 billion as of June 30, 2005. IXIS Advisor Funds are distributed through IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers IXIS Cash Management Trust -- Money Market Series (the "Money Market Fund" or the "Fund"). IXIS Advisor Equity Funds, IXIS Advisor Income and Tax Free Income Funds, IXIS Advisor Diversified Portfolios, Loomis Sayles Research Fund and Loomis Sayles Growth Fund along with the Money Market Fund, constitute the "IXIS Advisor Funds".

 Adviser

IXIS Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. IXIS Advisors is a subsidiary of IXIS Asset Management North America, L.P. ("IXIS Asset Management North America"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. IXIS Asset Management North America has 12 principal affiliated asset management firms that collectively had $190 billion in assets under management at June 30, 2005. IXIS Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. IXIS Advisors does not determine what investments will be purchased by the Fund. The subadviser listed below makes the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the fiscal year ended June 30, 2005, as a percentage of the Fund's average daily net assets, were 0.40%.

A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory and subadvisory contracts of the Fund is available in the Fund's annual report for the fiscal year ended June 30, 2005.

 Subadviser

The subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of the Fund, subject to the general supervision of the Fund's adviser and Board of Trustees.

Reich & Tang, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the Fund. Reich & Tang is a limited liability company with 100% of its membership interest owned by IXIS Asset Management North America. Reich & Tang's origins date back to 1970, and as of June 30, 2005, it is the investment manager, adviser or subadviser with respect to assets in excess of $18.3 billion.

 Subadvisory Agreements

The IXIS Advisor Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits IXIS Advisors to amend or continue existing subadvisory agreements, when approved by the Board of Trustees, without shareholder approval. The exemption also permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with IXIS Advisors without shareholder approval if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Shareholders will be notified of any subadviser changes. (As of the date of this prospectus, IXIS Cash Management Trust -- Money Market Series has not received shareholder approval to rely on the exemptive order.)

 Portfolio Trades

In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with IXIS Asset Management North America, IXIS Advisors or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

--------------------------------------------------------------------------------
6

Transactions with Other Investment Companies. Pursuant to exemptive relief that may in the future be granted by the SEC, the fund and certain other funds advised by Reich & Tang, such as the Institutional Daily Income Fund, Cortland Trust, Inc., and Short-Term Income Fund, Inc. ("Central Funds") may lend money to other mutual funds for temporary or emergency purposes directly to and from each other through an interfund credit facility. Such other mutual funds may also be permitted to invest their daily cash balances in the Central Funds. In addition to the funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and sub-advisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and sub-advisers are subsidiaries of IXIS Asset Management North America and are thus "affiliated persons" under the 1940 Act by reason of being under common control by IXIS Asset Management North America. In addition, because the funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds, including the Fund, and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a fund. Should a fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate.

--------------------------------------------------------------------------------
                                                                             7

                                    [GRAPHIC]



Fund Services
Investing in the Fund

 Choosing a Share Class

The Money Market Fund offers Class A, Class B and Class C shares to the public. The classes of the Fund enable shareholders in the same classes of another IXIS Advisor Fund to invest in the Fund through an exchange of shares.

 Certificates

Certificates will not be issued for any class of shares.

It's Easy to Open an Account

 To Open an Account with IXIS Advisor Funds:

1.Read this Prospectus carefully. The Fund will only accept accounts from U.S.
  citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                                 Minimum   Minimum
                                                                                 Initial  Subsequent
Type of Account                                                                  Purchase  Purchase
Any account other than those listed below                                         $2,500     $100
For shareholders participating in IXIS Advisor Funds' Investment Builder Program  $1,000      $50*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans under
   the IXIS Advisor Funds' prototype                                              $1,000     $100
Coverdell Education Savings Accounts                                                $500     $100
For SIMPLE IRA** and 403(b)(7) plans under IXIS Advisor Funds' prototype              $0       $0

* Shareholders with accounts participating in IXIS Advisor Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.
** Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
   Small Employers (SIMPLE) IRA became available replacing SARSEP Plans. SARSEP plans established prior to January 1, 1997 are subject to the same minimums as SIMPLE IRAs and may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for participants associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the IXIS Advisor Funds' prototype document. Such wrap-fee and defined contribution accounts will be subject to the minimum balance policy, as discussed below.

3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or IXIS Advisor Funds at 800-225-5478. For more information on IXIS Advisor Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.Use the section "Buying Shares" as your guide for purchasing shares.

 Minimum Balance Policy

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occurs during the third week in September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30/th/ of the calendar year in which the fee is assessed. Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares and accounts using the IXIS Advisor Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts), are excepted from the minimum balance fee.

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8

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account (continued)

In its discretion, the Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation ("NSCC") may be liquidated rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30/th/ of a calendar year will not be subject to the liquidation for that calendar year.

 Self-Servicing Your Account

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Buying or selling shares is easy with the services described below:

                   IXIS Advisor Funds Personal Access Line(R)

                             800-225-5478, press 1

--------------------------------------------------------------------------------
                                                                             9


                          IXIS Advisor Funds Web Site

                           www.ixisadvisorfunds.com

Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Fund prices and recent performance;
    . order duplicate account statements;
    . obtain tax information; and
    . order checks.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                    [GRAPHIC]



Fund Services
Buying Shares

                                   Opening an Account                               Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
   LOGO              . Make out a check in U.S. dollars for the        . Make out a check in U.S. dollars for the
                       investment amount, payable to "IXIS               investment amount, payable to "IXIS
                       Advisor Funds." Third party checks and            Advisor Funds." Third party checks and
                       "starter" checks will not be accepted.            "starter" checks will not be accepted.
                     . Mail the check with your completed              . Complete the investment slip from an
                       application to IXIS Advisor Funds, P.O. Box       account statement or include a letter
                       219579, Kansas City, MO 64121-9579.               specifying the Fund name, your class of
                     . Shares purchased by check may not be              shares, your account number and the
                       available immediately for redemption. See         registered account name(s).
                       the section "Selling Restrictions".             . Shares purchased by check may not be
                                                                         available immediately for redemption. See
                                                                         the section "Selling Restrictions".
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund        . Call your investment dealer or IXIS
                       into which you are exchanging by calling          Advisor Funds at 800-225-5478 or visit
 [GRAPHIC]             your investment dealer or IXIS Advisor            www.ixisadvisorfunds.com to request an
                       Funds at 800-225-5478.                            exchange.
                     . Call your investment dealer or IXIS Advisor
                       Funds or visit www.ixisadvisorfunds.com to
                       request an exchange.
 By Wire
                     . Opening an account by wire is not               . Instruct your bank to transfer funds to
                       available.                                        State Street Bank & Trust Company, ABA
 [GRAPHIC]                                                               #011000028, and DDA #99011538.
                                                                       . Specify the Fund name, your class of
                                                                         shares, your account number and the
                                                                         registered account name(s). Your bank
                                                                         may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account             . Call IXIS Advisor Funds at 800-225-5478
                       through ACH, you may add this feature by          or visit www.ixisadvisorfunds.com to add
 [GRAPHIC]             selecting it on your account application.         shares to your account through ACH.
                     . Ask your bank or credit union whether it is     . If you have not signed up for the ACH
                       a member of the ACH system.                       system, please call IXIS Advisor Funds or
                                                                         visit www.ixisadvisorfunds.com for a
                                                                         Service Options Form. A signature guarantee
                                                                         may be required to add this privilege.
                                                                       . Shares purchased by ACH may not be
                                                                         available immediately for redemption. See
                                                                         the section "Selling Restrictions".
 Automatic Investing Through Investment Builder
                     . You must make a minimum initial                 . Call IXIS Advisor Funds at 800-225-5478
                       investment of $1,000.                             or visit www.ixisadvisorfunds.com for a
 [GRAPHIC]           . Indicate on your application that you would       Service Options Form. A signature
                       like to begin an automatic investment plan        guarantee may be required to add this
                       through Investment Builder and the amount         privilege.
                       of the monthly investment ($50 minimum).        . See the section "Additional Investor
                     . Include a check marked "Void" or a                Services."
                       deposit slip from your bank account.

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10

                                    [GRAPHIC]



Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Investments made by check or through ACH may not be available immediately for redemption. See the section "Selling Restrictions" for more information. Certain other restrictions may apply. See section "Restrictions on Buying and Selling Shares."

 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
   LOGO              . Write a letter to request redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to IXIS Advisor Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to IXIS Advisor Funds, 330 West 9th
                       Street, Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.
                       Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or IXIS Advisor Funds at 800-225-5478.
 [GRAPHIC]           . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call IXIS Advisor Funds at 800-225-5478 or visit www.ixisadvisorfunds.com or indicate in your
 [GRAPHIC]             redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee
                       (currently $5.00) will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call IXIS Advisor
                       Funds at 800-225-5478 or visit www.ixisadvisorfunds.com for a Service Options Form (a medallion signature guarantee may be required).
                     . Call IXIS Advisor Funds or visit www.ixisadvisorfunds.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
 By Telephone
                     . Call IXIS Advisor Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to
 [GRAPHIC]             certain restrictions. See the section "Selling Shares in Writing".



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                                                                             11

                                    [GRAPHIC]



Fund Services
Selling Shares (continued)

 By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)
                     . Call IXIS Advisor Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser
 [GRAPHIC]             before establishing such a plan.


 By Check (for Class A shares only)
                     . Select the checkwriting option on your application and complete the signature card.
                     . To add this privilege to an existing account, call IXIS Advisor Funds at 800-225-5478 for a
 [GRAPHIC]             Service Options Form.
                     . Each check must be written for $250 or more.
                     . You may not close your account by withdrawal check. Please call your financial representative or
                       IXIS Advisor Funds to close an account.

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12

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing


If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:
.. your address of record has been changed within the past 30 days;
.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. the proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s);
.. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account; or .. the proceeds are to sent to a bank account not listed on your account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept signature guarantees bearing the STAMP2000 Medallion imprint. A signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution;
.. a credit union; or
.. a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or IXIS Advisor Funds regarding requirements for other account types.

 Seller (Account
 Type)                 Requirements for Written Requests
 Qualified            . The request must include the signatures of all those authorized to sign,
 retirement benefit     including title.
 plans (except IXIS   . Medallion signature guarantee, if applicable (see above).
 Advisor Funds        . Additional documentation and distribution forms may be required.
 prototype
 documents)
 Individual           . Additional documentation and distribution forms may be required.
 Retirement Accounts
 Individual, joint,   . The request must include the signatures of all persons authorized to sign,
 sole                   including title, if applicable.
 proprietorship,      . Medallion signature guarantee, if applicable (see above).
 UGMA/UTMA (minor     . Additional documentation may be required.
 accounts)
 Corporate or         . The request must include the signatures of all persons authorized to sign,
 association            including title.
 accounts             . Certified copy of corporate resolution or similar documents.
 Owners or trustees   . The request must include the signatures of all trustees authorized to sign,
 of trust accounts      including title.
                      . If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                      . Medallion signature guarantee, if applicable (see above).
 Joint tenancy        . The request must include the signatures of all surviving tenants of the account.
 whose co-tenants     . Certified copy of the death certificate.
 are deceased         . Medallion signature guarantee if proceeds check is issued to other than the surviving tenants.
 Power of Attorney    . The request must include the signatures of the attorney-in-fact, indicating such title.
 (POA)                . A medallion signature guarantee.
                      . Certified copy of the POA document stating it is still in full force and effect, specifying that the grantor is alive, the exact Fund and account number, and certified within 30 days of receipt of instructions.*

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                                                                             13

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing (continued)

 Seller (Account
 Type)                Requirements for Written Requests
 Executors of        . The request must include the signatures of all those authorized to sign,
 estates,              including capacity.
 administrators,     . A medallion signature guarantee.
 guardians,          . Certified copy of court document where signer derives authority, e.g., Letters of
 conservators          Administration, Conservatorship and Letters Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

--------------------------------------------------------------------------------
14

                                    [GRAPHIC]



Fund Services
Exchanging Shares


In general, you may exchange shares of your Fund for shares of another IXIS Advisor Fund or Loomis Sayles Fund that offers that class of shares subject to certain restrictions shown below. Class Y shares of any IXIS Advisor Fund or Loomis Sayles Fund may be exchanged into Class A shares of the Money Market Fund. An exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which a gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

 Exchange Options

Class A shares of the Money Market Fund not previously subject to a front-end sales charge or CDSC may exchange into:
.. Class A shares of an IXIS Advisor Fund or Loomis Sayles Fund, after paying the applicable front-end sales charge and subjecting the new shares to any applicable CDSC.

Class A shares of the Money Market Fund previously subject to a front-end sales charge or CDSC may exchange into:
.. Class A shares of an IXIS Advisor Fund or Loomis Sayles Fund without paying a front-end sales charge or CDSC (unless you exchanged into the Money Market Fund from shares of the IXIS Advisor Short Term Bond Fund ("Short Term Bond Fund") purchased before December 1, 1998, in which case you would be required to pay the difference between the front-end sales charge previously paid on your Short Term Bond Fund shares and the front-end sales charge currently imposed on other IXIS Advisor Funds shares).

Class B shares of the Money Market Fund may exchange into:
.. Class B shares of an IXIS Advisor Fund or Loomis Sayles Fund subject to its
  CDSC schedule.

Class C shares of the Money Market Fund may exchange into:
.. Class C shares of an IXIS Advisor Fund or Loomis Sayles Fund subject to its
  CDSC schedule.

If you exchange shares of an IXIS Advisor Fund or Loomis Sayles Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another IXIS Advisor Fund or Loomis Sayles Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Restrictions on Buying and Selling Shares

 Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

 Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:

               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners
               refuse transaction       . With
               requests:                  suspicion/evidence of
                                          a fraudulent act

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                                                                             15

                                    [GRAPHIC]



Fund Services
Restrictions on Buying and Selling Shares (continued)

               Restriction              Situation
               The Fund may pay the     . When it is detrimental
               redemption price in        for a Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser or subadviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds for    made within 10
               10 days:                   calendar days of
                                          purchase by check or
                                          ACH
If you hold certificates representing your shares, they must be sent with your request for it to be honored.
It is recommended that certificates be sent by registered mail.
Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind.

How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value  = Total market value of securities + Cash and other assets - Liabilities
                   ---------------------------------------------------------
                                       Number of outstanding shares

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

The net asset value of Fund shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, the Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in IXIS Advisors' discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if IXIS Advisors in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Income, Dividends and Valuation" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

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16

                                    [GRAPHIC]



Fund Services
Dividends and Distributions


The Fund generally distributes most or all of its net investment income (taxable income other than long-term capital gains) in the form of dividends. The Fund declares dividends for each class daily and pays them monthly. The net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:
    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus applicable sales charge or CDSC) in shares of the same class of another IXIS Advisor Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of another IXIS Advisor Fund.
    .  Receive all distributions in cash.

For more information or to change your distribution option, contact IXIS Advisor Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from an IXIS Advisor Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Distributions from the Fund. Distributions derived from net short-term capital gains, i.e., gains from investments that the Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. In addition, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of net capital gains from the sale of investments that the fund owned for more than one year that are designated by the fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund levels. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."

Taxation of Certain Investments. The Fund's investment in foreign securities, if any, may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

--------------------------------------------------------------------------------
                                                                             17

                                    [GRAPHIC]



Fund Services
Tax Consequences (continued)


The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the fund. This provision will first apply to the fund in its taxable year beginning on July 1, 2005.

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another IXIS Advisor Fund or Loomis Sayles Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.

--------------------------------------------------------------------------------
18

                                    [GRAPHIC]



Fund Services
Additional Investor Services

Retirement Plans
IXIS Advisor Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program
This is IXIS Advisor Funds' automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more IXIS Advisor Funds. To join the Investment Builder Program, please refer to the section "Buying Shares."

Dividend Diversification Program
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another IXIS Advisor Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into any other IXIS Advisor Fund, please read its prospectus carefully.

Automatic Exchange Plan
IXIS Advisor Funds have an automatic exchange plan under which shares of a class of an IXIS Advisor Fund are automatically exchanged each month for shares of the same class of another IXIS Advisor Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

IXIS Advisor Funds Personal Access Line(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

IXIS Advisor Funds Web Site
Visit us at www.ixisadvisorfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
 Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

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                                                                             19

                                    [GRAPHIC]



Financial Performance

The financial highlights table is intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

For a share outstanding throughout each period.

                          Income from investment operations:      Less distributions:
                          ---------------------------------- ----------------------------

                Net asset
                 value,                                        Dividends
                beginning    Net            Total from            from
                   of     investment        investment       net investment      Total
                  year      income          operations           income      distributions
                --------- ----------        ----------       --------------  -------------
  Class A, B, C
  6/30/2005       $1.00    $0.0126           $0.0126            $(0.0126)      $(0.0126)
  6/30/2004        1.00     0.0022            0.0022             (0.0022)       (0.0022)
  6/30/2003        1.00     0.0076            0.0076             (0.0076)       (0.0076)
  6/30/2002        1.00     0.0175            0.0175             (0.0175)(a)    (0.0175)
  6/30/2001        1.00     0.0524            0.0524             (0.0524)(a)    (0.0524)



The subadviser to the Trust prior June 1, 2001 was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trust.

(a) Including net realized gain (loss) on investments of less than $.0001 per share.

--------------------------------------------------------------------------------
20

                                           Ratios to average net assets:
                                           -----------------------------

              Net asset        Net assets,
               value,   Total    end of                Net investment
               end of   return    year     Expenses        income
                year     (%)     (000's)     (%)            (%)
              --------- ------ ----------- --------    --------------
                $1.00    1.3    $318,697     1.02           1.24
                 1.00    0.2     368,546     0.94           0.21
                 1.00    0.8     458,957     0.88           0.77
                 1.00    1.8     532,048     0.91           1.75
                 1.00    5.4     545,151     0.84           5.27

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                                                                             21

Glossary of Terms

Bankers' acceptance -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Repurchase agreement -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

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22

 IAD distributes the IXIS Advisor Funds and Loomis Sayles Funds. If you have a complaint concerning IAD or any of its representatives or associated persons, please direct it to IXIS Asset Management Distributors, L.P., Attn: Director of
 Compliance, 399 Boylston Street - 6/th/ Floor, Boston, MA 02116 or call us at
                                 800-225-5478.

--------------------------------------------------------------------------------
           The following information is not part of the prospectus:

                   Notice of Privacy Policies and Practices

We/ (1)/ consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers/ (2)/. We understand the trust that our customers place in us and are committed to earning that trust well into the future.

                         Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

                          How We Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers' needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services
 (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds' behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

          Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

  /(1)/ For purposes of this notice the term "we" includes IXIS Advisor Funds,
   Loomis Sayles Funds, IXIS Asset Management Distributors, L.P., IXIS Asset Management Services, Inc., and their advisory affiliates which include IXIS
   Asset Management Advisors, L.P., Loomis, Sayles & Company, L.P. and all of
                               their successors.
   /(2)/ For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the IXIS Advisor Funds, Loomis Sayles
  Funds and individuals who provide nonpublic personal information, but do not invest in the Funds.

                                   XM51-0905